FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Name:   Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 200-D
        Orinda, CA 94563

Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John M. Coughlan

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlan
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

02/12/2008
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      16
                                                ---------------
Form 13F Information Table Value Total:         $       230,608
                                                ---------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        Litman/Gregory Fund Advisors LLC
                           Form 13-F Information Table
                            as of December 31, 2007

                               TITLE OF                VALUE   SHARES/    SH/  PUT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP     (X$1000) PRN AMT    PRN  CALL DSCRETN  MNGERS SOLE     SHARED NONE
----------------------         ----------  --------- -------- --------   ---  ---- -------  ------ ----     ------ ----
AON			       com	   037389103 17,219      361,058 SH	   Sole     0	     361,058
CEMEX SA de CV	               SPONSORED
				  ADR  	   151290889 22,602      874,366 SH        Sole     0	     874,366
COMCAST CORP
  Special Class A              com	   20030N200  4,159      229,500 SH	   Sole     0	     229,500
DELL Inc.	               com	   24702R101 23,064      941,000 SH	   Sole     0	     941,000
DIRECTV Group Inc	       com	   25459L106 20,914      904,600 SH	   Sole     0	     904,600
Disney	                       com	   254687106 22,370      693,000 SH	   Sole     0 	     693,000
FEDEX CORP	               com	   31428X106 17,121      192,000 SH        Sole     0	     192,000
General Motors
  Corporation                  com	   370442105 15,108      607,000 SH	   Sole     0	     607,000
Level 3 Communications         com	   52729N100 19,368    6,371,188 SH	   sole     0	   6,371,188
Liberty Media
  Holding Corp
  - Interactive                com	   53071M104 12,745      668,000 SH	   sole     0	     668,000
Liberty Medi
  Holding Corp
  - Capital                    com	   53071M302 13,018      111,750 SH	   Sole     0	     111,750
SPRINT NEXTEL CORP 	       com	   852061100 13,274    1,011,000 SH	   Sole     0	   1,011,000
FAIRFAX FINL HLDGS LTD         sub vtg com 303901593  5,816       20,000 SH        Sole     0	      20,000
FAIRFAX FINL HLDGS LTD         sub vtg com 303901102 13,734       48,000 SH	   Sole     0	      48,000
TELEPHONE + DATA
  SYS INC
                               special
                                  commom   879433860  4,838       84,000 SH	    Sole     0	      84,000
TELEPHONE + DATA SYS INC       com	   879433100  5,258       84,000 SH	    Sole     0	      84,000
                                                    -------   ----------                          ----------
			                            230,608   13,200,462 			  13,200,462
                                                    =======   ==========                          ==========

